Award Timing Disclosure	12 Months Ended
Mar. 31, 2026
Award Timing Disclosures [Line Items]
Award Timing Method	With the exception of new hires or promotions, long-term incentives are awarded annually, within 12 business days following the public release of our annual earnings. The Committee selected this timing because it enables us to consider the prior year performance of the Company and the participants and our expectations for the next performance period, while also making the annual awards after we publicly disclose our performance for the year. The awards also are made as early as practicable in our fiscal year in order to maximize the time period for the incentives associated with the awards. The Committee’s schedule is determined between six and 12 months in advance, though changes may occur, and the proximity of any awards to market events other than earnings announcements is coincidental.
Award Timing, How MNPI Considered	We do not take material nonpublic information into account when determining the timing and terms of equity awards, and we do not time the disclosure of material nonpublic information for the purpose of affecting the value of equity awards. Our executive compensation program does not currently include grants of stock options or stock appreciation rights and none are outstanding.